UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      Washington D.C. 20549

                            FORM 10-D

                       ASSET-BACKED ISSUER
      DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
               THE SECURITIES EXCHANGE ACT OF 1934

  For the monthly distribution period from:
  August 16, 2014 to September 17, 2014

  Commission File Number of issuing entity: 333-165147-01

  J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5
  (Exact name of  issuing entity as specified in its charter)

  Commission File Number of depositor: 333-165147

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Exact name of depositor as specified in its charter)

  JPMorgan Chase Bank, National Association
  (Exact name of sponsor as specified in its charter)

  New York
  (State or other jurisdiction of incorporation or organization of the issuing entity)

  38-3851352
  38-3851353
  38-7003224
  (I.R.S. Employer Identification No.)

  c/o Wells Fargo Bank, N.A.
  9062 Old Annapolis Road
  Columbia, MD                                                      21045
  (Address of principal executive offices of the issuing entity)  (Zip Code)

  (410) 884-2000
  (Telephone number, including area code)

  Not Applicable
  (Former name, former address, if changed since last report)


                                 Registered/reporting pursuant to (check one)

  Title of                     Section    Section   Section    Name of Exchange
  Class                         12(b)      12(g)     15(d)    (If Section 12(b))


  A-1                           ______     ______   ___X___       ___________
  A-2                           ______     ______   ___X___       ___________
  A-3                           ______     ______   ___X___       ___________
  A-SB                          ______     ______   ___X___       ___________
  X-A                           ______     ______   ___X___       ___________


  Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
  such filing requirements for the past 90 days. Yes __X__   No ____


  Part I - DISTRIBUTION INFORMATION

  Item 1. Distribution and Pool Performance Information


  On September 17, 2014 a distribution was made to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5.

  The distribution report is attached as an Exhibit to this Form 10-D, please see Item 9(b), Exhibit 99.1 for the related information.

  No assets securitized by J.P. Morgan Chase Commercial Mortgage Securities Corp. (the "Depositor") and held by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5 were the subject of a demand to repurchase or replace for breach of the representations and warranties contained in the underlying transaction documents during the monthly distribution period from August 16, 2014 to September 17, 2014. The Depositor filed its most recent Form ABS-15G on August 07, 2014. The CIK number for the Depositor is 0001013611.

  Except as otherwise disclosed in this report, no material funds are permitted under the Pooling and Servicing Agreement to remain in any transaction account established thereunder after distributions are made from funds in that account to investors on a Distribution Date, or after remittances are made on the applicable remittance date to the Trustee of funds to be distributed to investors on the related Distribution Date, as applicable, other than (a) funds to be distributed on the next distribution date, and (b) funds permitted under the Pooling and Servicing Agreement to be held to pay expenses permitted to be paid or reimbursed thereunder.

  Part II - OTHER INFORMATION

  Item 6. Significant Obligors of Pool Assets.

  The InterContinental Hotel Chicago Mortgage Loan (Loan #1 on Annex A-1 to the Prospectus Supplement of the registrant relating to the issuing entity filed on September 26, 2011 pursuant to Rule 424(b)(5)(the "Prospectus Supplement")) constitutes a significant obligor within the meaning of Item 1101(k)(2) of Regulation AB, as disclosed in the Prospectus Supplement. In accordance with
  Item 1112(b) of Regulation AB, the most recent unaudited net operating income of the significant obligor was $18,622,738.68 for the twelve-month period ended June 30, 2014.

  SunTrust Bank, the Lessee at the mortgaged properties that secure the SunTrust Bank Portfolio I Mortgage Loan (Loan #2 on Annex A-1 to the Prospectus Supplement) and the SunTrust Bank Portfolio II Mortgage Loan (Loan #13 on Annex A-1 to the Prospectus Supplement), constitutes a significant obligor within the meaning of Item 1101(k)(3) of Regulation AB as disclosed in the Prospectus Supplement. Updated financial information required under Item 1112(b)(1) of Regulation AB can be found in the tables below.

  SunTrust Bank
  303 Peachtreet Street, Northeast
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             June 30, 2014
  Income and Expense                                         (Year-to-date)

  1  Number of institutions reporting                                  1
  2  Total interest income                                     2,660,651
  3  Total interest expense                                      199,394
  4  Net interest income                                       2,461,257
  5  Provision for loan and lease losses                         182,367
  6  Total noninterest income                                  1,297,960
  7  Fiduciary activities                                        141,677
  8  Service charges on deposit accounts                         314,571
  9  Trading account gains & fees                                 74,773
  10 Additional noninterest income                               766,939
  11 Total noninterest expense                                 2,606,635
  12 Salaries and employee benefits                            1,268,856
  13 Premises and equipment expense                              250,505
  14 Additional noninterest expense                            1,087,274
  15 Pre-tax net operating income                                970,215
  16 Securities gains (losses)                                      -286
  17 Applicable income taxes                                     243,242
  18 Income before extraordinary items                           726,687
  19 Extraordinary gains - net                                         0
  20 Net income attributable to bank                             717,622
  21 Net income attributable to noncontrolling interests           9,065
  22 Net income attributable to bank and                         726,687
     noncontrolling interests
  23 Net charge-offs                                             223,377
  24 Cash dividends                                              325,000
  25 Sale, conversion, retirement of capital stock, net                0
  26 Net operating income                                        726,902

  SunTrust Bank
  303 Peachtreet Street, Northeast
  Atlanta, GA 30308
  FDIC Certificate #: 867   Bank Charter Class: SM

  Definition          Dollar figures in thousands            SunTrust Bank
                                                             Atlanta, GA
                                                             June 30, 2014
  Assets and Liabilities                                     (Year-to-date)

  1  Total employees (full-time equivalent)                       24,076
  2  Total assets                                            178,360,920
  3  Cash and due from depository institutions                 5,681,299
  4  Interest-bearing balances                                 3,294,496
  5  Securities                                               22,933,392
  6  Federal funds sold & reverse repurchase agreements          187,770
  7  Net loans & leases                                      131,757,546
  8  Loan loss allowance                                       2,002,220
  9  Trading account assets                                    3,354,238
  10 Bank premises and fixed assets                            1,322,785
  11 Other real estate owned                                     227,962
  12 Goodwill and other intangibles                            7,145,942
  13 All other assets                                          5,749,986
  14 Total liabilities and capital                           178,360,920
  15 Total liabilities                                       156,154,377
  16 Total deposits                                          136,879,143
  17 Interest-bearing deposits                                98,710,862
  18 Deposits held in domestic offices                       136,869,143
  19 % insured                                                    62.19%
  20 Federal funds purchased & repurchase agreements           2,118,675
  21 Trading liabilities                                         474,691
  22 Other borrowed funds                                     11,923,175
  23 Subordinated debt                                         1,810,614
  24 All other liabilities                                     2,948,079
  25 Total equity capital                                     22,206,543
  26 Total bank equity capital                                22,093,392
  27 Perpetual preferred stock                                         0
  28 Common stock                                                 21,600
  29 Surplus                                                  13,385,991
  30 Undivided profits                                         8,685,801
  31 Noncontrolling interests in consolidated subsidiaries       113,151

     Memoranda:

  32 Noncurrent loans and leases                               1,943,654
  33 Noncurrent loans that are wholly or partially             1,014,955
     guaranteed by the U.S. government
  34 Income earned, not collected on loans                       590,967
  35 Earning assets                                          160,260,121
  36 Long-term assets (5+ years)                              53,411,873
  37 Average Assets, year-to-date                            175,028,853
  38 Average Assets, quarterly                               176,912,441
  39 Total risk weighted assets                              153,800,025
  40 Adjusted average assets for leverage capital            169,920,111
     purposes
  41 Life insurance assets                                       813,452
  42 General account life insurance assets                       501,752
  43 Separate account life insurance assets                      147,881
  44 Hybrid life insurance assets                                163,819
  45 Volatile liabilities                                      8,961,674
  46 Insider loans                                                49,391
  47 FHLB advances                                             8,014,591
  48 Loans and leases held for sale                            3,838,753
  49 Unused loan commitments                                  59,729,691
  50 Tier 1 (core) risk-based capital                         16,463,168
  51 Tier 2 risk-based capital                                 2,696,228
  52 Total unused commitments                                 59,729,691
  53 Derivatives                                             218,363,759

  Item 9. Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

       (99.1) Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the September 17, 2014 distribution.

    (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

  J.P. Morgan Chase Commercial Mortgage Securities Corp.
  (Depositor)

  /s/ Bianca Russo
  Bianca Russo, Managing Director and Secretary

  Date: September 29, 2014

  EXHIBIT INDEX

  Exhibit Number  Description
  EX-99.1 Monthly report distributed to holders of the certificates issued by J.P. Morgan Chase Commercial Mortgage Securities Trust 2011-C5, relating to the September 17, 2014 distribution.